Basis of Presentation and General Information (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Trade accounts receivable, net of allowance for doubtful receivables	$ 12,236	$ 13,713	$ 14,526
Other current assets (includes deferred contract costs)	13,222	13,758	12,279
Liabilities:
Accrued liabilities	9,295	3,387	4,758
Deferred Revenue	1,311	1,776	865
Stockholders' Equity
Accumulated deficit	$ (3,356,295)	$ (3,345,021)	(3,360,090)
Cumulative effect from adopting the new accounting standards
Assets:
Trade accounts receivable, net of allowance for doubtful receivables			13,176
Other current assets (includes deferred contract costs)			12,699
Liabilities:
Accrued liabilities			4,671
Deferred Revenue			1,733
Stockholders' Equity
Accumulated deficit			(3,361,801)
Cumulative effect from adopting ASC 606
Assets:
Trade accounts receivable, net of allowance for doubtful receivables			(1,350)
Other current assets (includes deferred contract costs)			235
Liabilities:
Accrued liabilities			(87)
Stockholders' Equity
Accumulated deficit			(1,028)
Cumulative effect from adopting ASC 842
Assets:
Other current assets (includes deferred contract costs)			185
Liabilities:
Deferred Revenue			868
Stockholders' Equity
Accumulated deficit			$ (683)